Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Assets
RMBS, pledged assets available-for-sale		$ 2,419,539	$ 1,698,688
Investments in Servicing Related pledged assets at fair value	[1]	$ 291,111	$ 294,907
Stockholders' Equity
Common stock, par value (in dollars per shares)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		16,660,655	16,652,170
Common stock, shares outstanding (in shares)		16,660,655	16,652,170
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock, par value (in dollars per shares)		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		100,000,000	100,000,000
Preferred stock, shares issued (in shares)		2,781,635	2,718,206
Preferred stock, shares outstanding (in shares)		2,781,635	2,718,206
Preferred stock, liquidation preference		$ 69,541	$ 67,955
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock, par value (in dollars per shares)		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		100,000,000	100,000,000
Preferred stock, shares issued (in shares)		2,000,000	0
Preferred stock, shares outstanding (in shares)		2,000,000	0
Preferred stock, liquidation preference		$ 50,000	$ 0

[1]	Carrying value approximates the fair value of the pools (see Note 9).